LEASES - Components of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Lease cost:
Amortization of ROU assets	$ 151	$ 154		$ 309	$ 124
Interest on lease liabilities	37	46		89
Total Operating lease cost	188	200		398	124
Amortization of ROU assets	152	291		449	381
Interest on lease liabilities	25	46		81	67
Total finance lease cost	177	337		530	448
Total lease cost	$ 365	$ 537		$ 928	$ 572
Rent expense incurred			$ 210